Transamerica Bond Active ETF
Schedule of Investments
June 30, 2026 (Unaudited)

Principal
Amount Value
Fixed Income Investments — 105.7%
Asset-Backed Securities — 10.0%
Avis Budget Rental Car Funding AESOP LLC
Series 2023-5A, 5.780%, due 4/20/28
(a)
......................................................... $ 250,000 $ 251,974
Series 2024-1A, 5.360%, due 6/20/30
(a)
......................................................... 1,000,000 1,016,447
CARS-DB5 LP
Series 2021-1A, 1.440%, due 8/15/51
(a)
......................................................... 367,723 366,245
Series 2021-1A, 2.280%, due 8/15/51
(a)
......................................................... 496,426 424,784
CARS-DB7 LP
Series 2023-1A, 5.750%, due 9/15/53
(a)
......................................................... 130,725 131,062
DataBank Issuer
Series 2026-1A, 5.811%, due 2/25/56
(a)
......................................................... 750,000 750,268
First National Master Note Trust
Series 2023-2, 5.770%, due 9/15/29 ............................................................ 600,000 602,088
GM Financial Revolving Receivables Trust
Series 2021-1, 1.170%, due 6/12/34
(a)
........................................................... 1,210,000 1,203,422
Hertz Vehicle Financing III LLC
Series 2025-6A, 4.890%, due 5/25/32
(a)
......................................................... 1,000,000 992,172
Hilton Grand Vacations Trust
Series 2020-AA, 2.740%, due 2/25/39
(a)
......................................................... 758,352 750,031
Series 2023-1A, 5.720%, due 1/25/38
(a)
......................................................... 228,223 231,749
Series 2024-3A, 5.270%, due 8/27/40
(a)
......................................................... 118,237 118,702
Series 2025-1A, 4.880%, due 5/27/42
(a)
......................................................... 61,649 61,722
Series 2025-2A, 4.730%, due 5/25/44
(a)
......................................................... 192,650 191,313
Series 2025-2A, 5.120%, due 5/25/44
(a)
......................................................... 256,867 254,561
Series 2026-1A, 5.010%, due 2/25/43
(a)
......................................................... 445,712 445,624
HINNT LLC
Series 2024-A, 5.490%, due 3/15/43
(a)
.......................................................... 37,161 37,526
Hotwire Funding LLC
Series 2024-1A, 6.672%, due 6/20/54
(a)
......................................................... 270,000 273,573
Iskandar Enterprise LLC
5.049%, due 4/17/56
(a)
.......................................................................... 580,000 577,301
Lightpath Fiber Issuer LLC
Series 2026-1A, 5.597%, due 3/25/56
(a)
......................................................... 765,000 765,727
MetroNet Infrastructure Issuer LLC
Series 2025-2A, 5.400%, due 8/20/55
(a)
......................................................... 899,578 903,029
MVW LLC
Series 2021-1WA, 1.940%, due 1/22/41
(a)
....................................................... 375,199 366,031
QTS Issuer ABS I LLC
Series 2025-1A, 5.439%, due 5/25/55
(a)
......................................................... 100,000 99,287
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, 5.000%, due 9/15/48
(a)
......................................................... 250,000 247,655
Series 2024-1A, 4.992%, due 9/15/49
(a)
......................................................... 260,000 255,088
Santander Drive Auto Receivables Trust
Series 2026-1, 4.260%, due 4/15/32 ............................................................ 360,000 355,109
SCF Equipment Leasing LLC
Series 2025-1, 4.820%, due 7/22/30
(a)
........................................................... 73,485 73,500

Transamerica Bond Active ETF
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

Principal
Amount Value
Asset-Backed Securities (continued)
Sierra Timeshare Receivables Funding LLC
Series 2023-2, 5.800%, due 4/20/40
(a)
........................................................... $ 59,003 $ 59,862
Series 2024-1, 5.150%, due 1/20/43
(a)
........................................................... 134,079 134,734
Vantage Data Centers LLC
Series 2025-1A, 5.132%, due 8/15/55
(a)
......................................................... 800,000 786,354
VB-S1 Issuer LLC
Series 2026-1A, 4.693%, due 3/15/56
(a)
......................................................... 1,100,000 1,076,178
Westlake Automobile Receivables Trust
Series 2026-1A, 4.370%, due 6/16/31
(a)
......................................................... 1,090,000 1,079,547
14,882,665
Total Asset-Backed Securities
(Cost $14,915,094) 14,882,665
Collateralized Loan Obligations — 2.6%
AIMCO CLO Series , ( Cayman Islands )
Series 2018-BA, 4.880%, 3-Month SOFR + 1.200%, due 4/16/37
(a)(b)
............................ 300,000 300,525
Anchorage Capital CLO 25, Ltd. , ( Cayman Islands )
Series 2022-25A, 5.425%, 3-Month SOFR + 1.750%, due 3/20/38
(a)(b)
........................... 350,000 350,937
Benefit Street Partners CLO X, Ltd. , ( Cayman Islands )
Series 2016-10A, 4.975%, 3-Month SOFR + 1.300%, due 7/20/38
(a)(b)
........................... 250,000 250,661
Diameter Capital CLO 1, Ltd.
Series 2021-1A, 5.063%, 3-Month SOFR + 1.390%, due 10/15/37
(a)(b)
........................... 250,000 250,479
ICG US CLO, Ltd. , ( Cayman Islands )
Series 2014-1A, 5.175%, 3-Month SOFR + 1.500%, due 10/20/34
(a)(b)
........................... 1,000,000 999,862
Palmer Square CLO, Ltd. , ( Cayman Islands )
Series 2019-1, 5.446%, 3-Month SOFR + 1.800%, due 8/14/38
(a)(b)
.............................. 1,390,000 1,402,727
Symphony CLO XIX, Ltd. , ( Cayman Islands )
Series 2018-19A, 4.901%, 3-Month SOFR + 1.222%, due 4/16/31
(a)(b)
........................... 14,663 14,667
Venture 43 CLO, Ltd. , ( Cayman Islands )
Series 2021-43A, 4.673%, 3-Month SOFR + 1.000%, due 4/15/34
(a)(b)
........................... 250,000 249,649
3,819,507
Total Collateralized Loan Obligations
(Cost $3,803,296) 3,819,507
Commercial Mortgage-Backed Securities — 3.1%
Mortgage Securities — 3.1%
BX Trust
Series 2025-ARIA, 5.199%, due 12/13/42
(a)(c)
.................................................... 1,100,000 1,102,977
CHI Commercial Mortgage Trust
Series 2025-110W, 5.102%, due 12/13/40
(a)(c)
................................................... 850,000 845,020
DOLP Trust
Series 2021-NYC, 2.956%, due 5/10/41
(a)
....................................................... 220,000 196,245
Hudson Yards Mortgage Trust
Series 2025-SPRL, 5.649%, due 1/13/40
(a)(c)
.................................................... 1,010,000 1,026,683
LBTY Commercial Mortgage Trust
Series 2026-225L, 4.746%, due 2/10/43
(a)(c)
..................................................... 400,000 393,406

Transamerica Bond Active ETF
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

Principal
Amount Value
Commercial Mortgage-Backed Securities (continued)
Mortgage Securities (continued)
Manhattan West Mortgage Trust
Series 2020-1MW, 2.130%, due 9/10/39
(a)
....................................................... $ 260,000 $ 251,716
VEGAS Trust
Series 2024-TI, 5.518%, due 11/10/39
(a)
......................................................... 900,000 899,286
4,715,333
Total Commercial Mortgage-Backed Securities
(Cost $4,746,341) 4,715,333
Corporate Bonds — 33.5%
Aerospace/Defense — 1.1%
Boeing Co. (The)
5.805%, due 5/1/50 ............................................................................. 177,000 174,981
5.930%, due 5/1/60 ............................................................................. 246,000 242,158
6.528%, due 5/1/34 ............................................................................. 109,000 118,622
6.858%, due 5/1/54 ............................................................................. 157,000 176,580
General Electric Co.
5.875%, due 1/14/38 ............................................................................ 54,000 57,577
HEICO Corp.
5.350%, due 8/1/33 ............................................................................. 320,000 325,424
Hexcel Corp.
4.900%, due 5/15/31 ............................................................................ 310,000 309,145
TransDigm , Inc.
6.125%, due 7/31/34
(a)
.......................................................................... 308,000 307,989
1,712,476
Agriculture — 0.7%
Bunge, Ltd. Finance Corp.
5.150%, due 8/4/35 ............................................................................. 382,000 379,699
Cargill, Inc.
5.125%, due 2/11/35
(a)
.......................................................................... 264,000 267,420
Philip Morris International, Inc.
4.250%, due 11/10/44 ........................................................................... 289,000 243,045
4.625%, due 10/29/35 .......................................................................... 150,000 144,478
1,034,642
Airlines — 0.2%
American Airlines Group, Inc. Pass-Through Trust
Series 2019-1, Class AA, 3.150%, due 2/15/32 .................................................. 101,164 95,057
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.750%, due 10/20/28
(a)
......................................................................... 251,667 251,491
346,548
Auto Manufacturers — 0.7%
General Motors Financial Co., Inc.
5.100%, due 9/15/31 ............................................................................ 195,000 195,420
6.150%, due 7/15/35 ............................................................................ 154,000 160,561
Hyundai Capital America
5.400%, due 6/23/32
(a)
.......................................................................... 408,000 414,598

Transamerica Bond Active ETF
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

Principal
Amount Value
Corporate Bonds (continued)
Auto Manufacturers (continued)
Stellantis Financial Services US Corp.
5.800%, due 6/15/31
(a)
.......................................................................... $ 350,000 $ 346,006
1,116,585
Auto Parts & Equipment — 0.4%
Cyprium Corp. / Cyprium Holdings Luxembourg Sarl
6.375%, due 4/15/34
(a)
.......................................................................... 307,000 307,154
Goodyear Tire & Rubber Co./The
8.875%, due 7/15/32 ............................................................................ 225,000 227,101
534,255
Banks — 3.9%
Bank of America Corp.
2.651%, SOFR + 1.220%, due 3/11/32
(b)
........................................................ 340,000 308,415
5.045%, SOFR + 1.130%, due 2/6/37
(b)
......................................................... 536,000 528,102
5.819%, SOFR + 1.570%, due 9/15/29
(b)
........................................................ 524,000 536,277
First Citizens BancShares , Inc.
5.231%, SOFR + 1.410%, due 3/12/31
(b)
........................................................ 481,000 480,119
First-Citizens Bank & Trust Co.
5.097%, SOFR + 1.146%, due 7/13/29
(b)
........................................................ 250,000 250,369
Goldman Sachs Group, Inc./The
2.650%, SOFR + 1.264%, due 10/21/32
(b)
....................................................... 378,000 336,508
5.065%, SOFR + 1.190%, due 1/21/37
(b)
........................................................ 264,000 257,853
5.387%, US 5 Year CMT T-Note + 1.800%, due 2/2/41
(b)
........................................ 353,000 343,991
JPMorgan Chase & Co.
5.148%, SOFR + 1.260%, due 4/23/37
(b)
........................................................ 267,000 265,178
5.193%, SOFR + 1.300%, due 2/5/37
(b)
......................................................... 353,000 347,307
6.087%, SOFR + 1.570%, due 10/23/29
(b)
....................................................... 154,000 158,708
Morgan Stanley
4.708%, SOFR + 1.195%, due 3/12/32
(b)
........................................................ 631,000 623,353
5.314%, US 5 Year CMT T-Note + 1.170%, due 1/18/41
(b)
....................................... 311,000 303,206
5.831%, SOFR + 1.580%, due 4/19/35
(b)
........................................................ 271,000 281,267
PNC Financial Services Group, Inc./The
5.423%, US 5 Year CMT T-Note + 1.170%, due 1/25/41
(b)
....................................... 199,000 195,622
Wells Fargo & Co.
5.244%, SOFR + 1.110%, due 1/24/31
(b)
........................................................ 316,000 320,368
5.605%, SOFR + 1.740%, due 4/23/36
(b)
........................................................ 285,000 292,264
5,828,907
Biotechnology — 0.6%
Amgen, Inc.
2.800%, due 8/15/41 ............................................................................ 199,000 144,335
5.600%, due 3/2/43 ............................................................................. 168,000 167,078
Gilead Sciences, Inc.
5.100%, due 6/15/35 ............................................................................ 246,000 248,142
Royalty Pharma PLC
5.200%, due 9/25/35 ............................................................................ 183,000 181,388
5.400%, due 9/2/34 ............................................................................. 192,000 193,931
934,874

Transamerica Bond Active ETF
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

Principal
Amount Value
Corporate Bonds (continued)
Building Materials — 0.4%
Builders FirstSource , Inc.
6.375%, due 6/15/32
(a)
.......................................................................... $ 366,000 $ 371,736
Vulcan Materials Co.
5.350%, due 12/1/34 ............................................................................ 232,000 235,719
607,455
Chemicals — 0.5%
CF Industries, Inc.
5.300%, due 11/26/35 ........................................................................... 314,000 313,040
FMC Corp.
8.000%, due 6/1/31
(a)
........................................................................... 83,000 86,444
Olympus Water US Holding Corp.
7.250%, due 2/15/33
(a)
.......................................................................... 200,000 197,944
Westlake Corp.
5.550%, due 11/15/35 ........................................................................... 114,000 113,065
710,493
Commercial Services — 0.8%
ERAC USA Finance LLC
5.250%, due 4/30/36
(a)
.......................................................................... 210,000 209,607
Experian Finance US, Inc.
5.350%, due 8/24/36
(a)
.......................................................................... 300,000 298,823
Herc Holdings, Inc.
5.750%, due 3/15/31
(a)
.......................................................................... 338,000 337,836
Quanta Services, Inc.
2.900%, due 10/1/30 ............................................................................ 201,000 187,062
5.250%, due 8/9/34 ............................................................................. 132,000 133,549
1,166,877
Computers — 0.6%
Dell International LLC / EMC Corp.
4.850%, due 2/1/35 ............................................................................. 274,000 267,465
Hewlett Packard Enterprise Co.
5.000%, due 10/15/34 .......................................................................... 307,000 300,890
NCR Voyix Corp.
5.125%, due 4/15/29
(a)
.......................................................................... 345,000 336,764
905,119
Diversified Financial Services — 1.5%
Aviation Capital Group LLC
3.500%, due 11/1/27
(a)
.......................................................................... 183,000 180,060
Azorra Finance, Ltd.
6.250%, due 2/15/34
(a)
.......................................................................... 415,000 402,108
Capital One Financial Corp.
5.197%, SOFR + 1.630%, due 9/11/36
(b)
........................................................ 338,000 329,146
5.884%, SOFR + 1.990%, due 7/26/35
(b)
........................................................ 437,000 450,192
Gabx Leasing LLC
5.300%, due 4/15/36
(a)
.......................................................................... 142,000 140,999
Rocket Cos., Inc.
6.375%, due 8/1/33
(a)
........................................................................... 314,000 319,719

Transamerica Bond Active ETF
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

Principal
Amount Value
Corporate Bonds (continued)
Diversified Financial Services (continued)
UWM Holdings LLC
6.250%, due 3/15/31
(a)
.......................................................................... $ 338,000 $ 301,497
6.625%, due 2/1/30
(a)
........................................................................... 104,000 96,993
2,220,714
Electric — 2.6%
AEP Transmission Co. LLC
5.250%, due 6/1/36 ............................................................................. 721,000 723,897
Black Hills Corp.
3.150%, due 1/15/27 ............................................................................ 183,000 181,792
Constellation Energy Generation LLC
5.875%, due 1/15/66 ............................................................................ 154,000 150,586
Duke Energy Corp.
4.950%, due 9/15/35 ............................................................................ 392,000 383,783
5.000%, due 12/8/27 ............................................................................ 125,000 125,998
Duke Energy Indiana LLC
4.950%, due 3/15/36 ............................................................................ 76,000 74,734
Edison International
4.800%, due 3/15/31 ............................................................................ 360,000 350,372
Emera US Finance LLC
6.650%, US 5 Year CMT T-Note + 2.866%, due 10/1/56
(b)
....................................... 305,000 308,946
NRG Energy, Inc.
6.000%, due 2/1/33
(a)
........................................................................... 258,000 259,477
Pacific Gas and Electric Co.
2.500%, due 2/1/31 ............................................................................. 106,000 95,141
Public Service Enterprise Group, Inc.
4.800%, due 6/15/31 ............................................................................ 448,000 446,966
Vistra Operations Co. LLC
5.250%, due 10/15/35
(a)
......................................................................... 393,000 382,467
5.350%, due 1/31/36
(a)
.......................................................................... 378,000 370,613
3,854,772
Electrical Components & Equipments — 0.2%
WESCO Distribution, Inc.
5.250%, due 4/15/31
(a)
.......................................................................... 301,000 298,664
Electronics — 0.4%
Arrow Electronics, Inc.
5.875%, due 4/10/34 ............................................................................ 201,000 206,949
Hubbell, Inc.
5.150%, due 6/15/36 ............................................................................ 320,000 318,707
Keysight Technologies, Inc.
4.950%, due 10/15/34 .......................................................................... 125,000 123,682
649,338
Environmental Control — 0.2%
Veralto Corp.
5.450%, due 9/18/33 ............................................................................ 252,000 258,540

Transamerica Bond Active ETF
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

Principal
Amount Value
Corporate Bonds (continued)
Food — 0.8%
Albertsons Cos. Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
6.250%, due 3/15/33
(a)
.......................................................................... $ 326,000 $ 323,314
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.500%, due 1/15/36 ............................................................................ 233,000 232,807
Kraft Heinz Foods Co.
5.200%, due 7/15/45 ............................................................................ 249,000 222,250
Kroger Co. (The)
5.000%, due 9/15/34 ............................................................................ 199,000 196,449
Pilgrim's Pride Corp.
6.875%, due 5/15/34 ............................................................................ 201,000 217,428
1,192,248
Forest Products & Paper — 0.1%
Georgia-Pacific LLC
4.950%, due 6/30/32
(a)
.......................................................................... 154,000 154,566
Healthcare-Products — 0.5%
Baxter International, Inc.
5.650%, due 12/15/35 .......................................................................... 201,000 199,466
Medline Borrower LP/Medline Co.-Issuer, Inc.
5.250%, due 6/15/33
(a)
.......................................................................... 243,000 241,704
VSP Optical Group, Inc.
5.650%, due 6/1/36
(a)
........................................................................... 300,000 301,552
742,722
Healthcare-Services — 1.6%
Cigna Group (The)
2.400%, due 3/15/30 ............................................................................ 157,000 145,118
5.250%, due 1/15/36 ............................................................................ 264,000 264,773
HCA, Inc.
4.900%, due 11/15/35 ........................................................................... 324,000 313,895
6.000%, due 4/1/54 ............................................................................. 267,000 263,934
Health Care Service Corp. A Mutual Legal Reserve Co.
5.875%, due 6/15/54
(a)
.......................................................................... 227,000 219,722
Humana, Inc.
6.625%, US 5 Year CMT T-Note + 2.891%, due 9/15/56
(b)
....................................... 385,000 383,976
Laboratory Corp. of America Holdings
4.800%, due 10/1/34 ............................................................................ 351,000 342,149
Tenet Healthcare Corp.
5.500%, due 11/15/32
(a)
......................................................................... 262,000 260,651
UnitedHealth Group, Inc.
5.150%, due 7/15/34 ............................................................................ 170,000 171,603
2,365,821
Home Builders — 0.2%
Century Communities, Inc.
6.625%, due 9/15/33
(a)
.......................................................................... 275,000 277,912

Transamerica Bond Active ETF
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

Principal
Amount Value
Corporate Bonds (continued)
Insurance — 1.0%
Asurion LLC and Asurion Co.-Issuer, Inc.
8.000%, due 12/31/32
(a)
......................................................................... $ 333,000 $ 335,788
Brown & Brown, Inc.
5.250%, due 6/23/32 ............................................................................ 85,000 85,122
5.550%, due 6/23/35 ............................................................................ 324,000 323,468
Constellation Insurance, Inc.
6.800%, due 1/24/30
(a)
.......................................................................... 200,000 200,367
Fortitude Group Holdings LLC
6.250%, due 4/1/30
(a)
........................................................................... 125,000 127,829
Prudential Financial, Inc.
4.500%, 3-Month SOFR + 2.380%, due 9/15/47
(b)
............................................... 141,000 139,353
5.700%, 3-Month SOFR + 2.665%, due 9/15/48
(b)
............................................... 308,000 308,722
1,520,649
Internet — 1.3%
Alphabet, Inc.
5.500%, due 2/15/46 ............................................................................ 232,000 228,696
AppLovin Corp.
5.500%, due 12/1/34 ............................................................................ 280,000 282,628
Booking Holdings, Inc.
5.375%, due 5/7/36 ............................................................................. 78,000 78,148
Expedia Group, Inc.
5.400%, due 2/15/35 ............................................................................ 353,000 349,563
Meta Platforms, Inc.
4.550%, due 5/15/31 ............................................................................ 300,000 298,470
5.250%, due 5/15/36 ............................................................................ 370,000 367,528
Uber Technologies, Inc.
4.800%, due 9/15/34 ............................................................................ 142,000 139,394
5.350%, due 9/15/54 ............................................................................ 176,000 164,384
1,908,811
Investment Companies — 0.5%
Ares Capital Corp.
5.250%, due 4/12/31 ............................................................................ 378,000 367,398
Ares Strategic Income Fund
5.450%, due 9/9/28 ............................................................................. 135,000 133,700
Blackstone Secured Lending Fund
5.250%, due 9/4/29 ............................................................................. 106,000 104,340
Goldman Sachs Private Credit Corp.
6.150%, due 6/16/31
(a)
.......................................................................... 177,000 175,768
781,206
Leisure Time — 0.7%
Carnival Corp.
6.125%, due 2/15/33
(a)
.......................................................................... 415,000 420,227
Royal Caribbean Cruises, Ltd.
5.250%, due 2/27/38 ............................................................................ 331,000 320,734

Transamerica Bond Active ETF
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

Principal
Amount Value
Corporate Bonds (continued)
Leisure Time (continued)
Viking Cruises, Ltd.
5.875%, due 10/15/33
(a)
......................................................................... $ 333,000 $ 333,685
1,074,646
Lodging — 0.6%
Hilton Domestic Operating Co., Inc.
3.750%, due 5/1/29
(a)
........................................................................... 225,000 217,568
Hyatt Hotels Corp.
5.400%, due 12/15/35 .......................................................................... 199,000 197,608
Marriott International, Inc.
5.100%, due 5/1/38 ............................................................................. 225,000 217,082
MGM Resorts International
6.125%, due 9/15/29 ............................................................................ 258,000 260,685
892,943
Machinery-Diversified — 0.2%
Ingersoll Rand, Inc.
5.450%, due 6/15/34 ............................................................................ 246,000 250,617
Media — 0.6%
Charter Communications Operating LLC / Charter Communications Operating Capital
5.125%, due 7/1/49 ............................................................................. 274,000 211,620
Fox Corp.
5.476%, due 1/25/39 ............................................................................ 257,000 249,172
Space Exploration Technologies Corp.
5.875%, due 7/15/36
(a)
.......................................................................... 411,000 405,794
866,586
Mining — 0.3%
Novelis Corp.
3.875%, due 8/15/31
(a)
.......................................................................... 449,000 409,236
Oil & Gas — 1.1%
Diamondback Energy, Inc.
5.150%, due 1/30/30 ............................................................................ 307,000 311,353
Expand Energy Corp.
5.375%, due 3/15/30 ............................................................................ 125,000 125,488
Matador Resources Co.
6.500%, due 4/15/32
(a)
.......................................................................... 262,000 263,569
Permian Resources Operating LLC
6.250%, due 2/1/33
(a)
........................................................................... 329,000 336,120
SM Energy Co.
7.000%, due 8/1/32
(a)
........................................................................... 338,000 341,340
Sunoco LP
5.625%, due 3/15/31
(a)
.......................................................................... 338,000 335,672
1,713,542

Transamerica Bond Active ETF
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

Principal
Amount Value
Corporate Bonds (continued)
Oil & Gas Services — 0.1%
Oceaneering International, Inc.
6.875%, due 7/15/34
(a)
.......................................................................... $ 101,000 $ 102,648
Packaging & Containers — 0.8%
Clydesdale Acquisition Holdings, Inc.
6.625%, due 4/15/29
(a)
.......................................................................... 333,000 332,841
Mauser Packaging Solutions Holding Co.
7.875%, due 4/15/30
(a)
.......................................................................... 293,000 299,696
Owens-Brockway Glass Container, Inc.
9.500%, due 6/1/33
(a)
........................................................................... 223,000 228,604
Sonoco Products Co.
5.750%, due 11/1/40 ............................................................................ 163,000 165,393
WRKCo , Inc.
3.900%, due 6/1/28 ............................................................................. 219,000 216,301
1,242,835
Pharmaceuticals — 0.9%
Bristol-Myers Squibb Co.
4.625%, due 5/15/44 ............................................................................ 250,000 222,682
Cencora , Inc.
4.900%, due 2/13/36 ............................................................................ 142,000 138,478
CVS Health Corp.
5.450%, due 9/15/35 ............................................................................ 320,000 324,272
6.000%, due 6/1/44 ............................................................................. 183,000 184,916
7.000%, US 5 Year CMT T-Note + 2.886%, due 3/10/55
(b)
....................................... 318,000 330,288
Pfizer Investment Enterprises Pte, Ltd.
5.110%, due 5/19/43 ............................................................................ 170,000 161,171
1,361,807
Pipelines — 1.8%
Cheniere Energy Partners LP
4.000%, due 3/1/31 ............................................................................. 340,000 327,221
4.500%, due 10/1/29 ............................................................................ 201,000 199,712
Energy Transfer LP
6.000%, due 6/15/48 ............................................................................ 338,000 328,455
Gulfstream Natural Gas System LLC
5.600%, due 7/23/35
(a)
.......................................................................... 132,000 134,060
Harvest Midstream I LP
6.750%, due 5/15/34
(a)
.......................................................................... 138,000 140,031
ONEOK, Inc.
6.100%, due 11/15/32 ........................................................................... 338,000 355,866
Sabine Pass Liquefaction LLC
5.900%, due 9/15/37 ............................................................................ 154,811 161,628
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.000%, due 1/15/32 ............................................................................ 132,000 125,230
Transcontinental Gas Pipe Line Co. LLC
5.100%, due 3/15/36 ............................................................................ 238,000 235,706

Transamerica Bond Active ETF
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

Principal
Amount Value
Corporate Bonds (continued)
Pipelines (continued)
Venture Global Plaquemines LNG LLC
6.125%, due 12/15/30
(a)
......................................................................... $ 203,000 $ 207,799
6.750%, due 1/15/36
(a)
.......................................................................... 141,000 149,570
Western Midstream Operating LP
6.150%, due 4/1/33 ............................................................................. 252,000 262,945
2,628,223
REITS — 2.1%
American Homes 4 Rent LP
5.500%, due 2/1/34 ............................................................................. 338,000 342,457
Boston Properties LP
5.750%, due 1/15/35 ............................................................................ 199,000 200,985
GLP Capital LP / GLP Financing II, Inc.
5.625%, due 3/1/36 ............................................................................. 235,000 230,426
Invitation Homes Operating Partnership LP
4.950%, due 2/1/32 ............................................................................. 161,000 160,012
Iron Mountain, Inc.
6.250%, due 1/15/35
(a)
.......................................................................... 300,000 301,544
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.250%, due 2/1/27
(a)
........................................................................... 550,000 547,121
Safehold GL Holdings LLC
6.100%, due 4/1/34 ............................................................................. 256,000 268,202
Starwood Property Trust, Inc.
5.875%, due 8/15/29
(a)
.......................................................................... 50,000 50,180
6.000%, due 4/15/30
(a)
.......................................................................... 258,000 259,097
Store Capital LLC
4.950%, due 2/11/31 ............................................................................ 246,000 242,949
VICI Properties LP
4.950%, due 2/15/30 ............................................................................ 274,000 273,313
WP Carey, Inc.
5.200%, due 9/15/36 ............................................................................ 221,000 218,180
3,094,466
Retail — 0.2%
7-Eleven, Inc.
1.800%, due 2/10/31
(a)
.......................................................................... 340,000 295,964
Semiconductors — 0.6%
Broadcom, Inc.
3.137%, due 11/15/35
(a)
......................................................................... 410,000 348,442
4.950%, due 1/15/36 ............................................................................ 157,000 154,263
Intel Corp.
4.800%, due 10/1/41 ............................................................................ 246,000 220,115
Microchip Technology, Inc.
5.050%, due 3/15/29 ............................................................................ 238,000 239,893
962,713

Transamerica Bond Active ETF
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

Principal
Amount Value
Corporate Bonds (continued)
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.
2.043%, due 8/16/28 ............................................................................ $ 338,000 $ 320,109
Software — 1.5%
CoreWeave , Inc.
9.750%, due 10/1/31
(a)
.......................................................................... 132,000 131,802
Intuit, Inc.
5.500%, due 6/15/36 ............................................................................ 156,000 155,479
5.500%, due 9/15/53 ............................................................................ 248,000 223,010
Oak-Eagle AcquireCo , Inc.
7.250%, due 7/1/33
(a)
........................................................................... 144,000 150,718
Oracle Corp.
5.700%, due 2/4/36 ............................................................................. 252,000 244,139
5.875%, due 9/26/45 ............................................................................ 212,000 185,701
5.950%, due 9/26/55 ............................................................................ 212,000 180,275
6.900%, due 11/9/52 ............................................................................ 154,000 147,762
Roper Technologies, Inc.
4.900%, due 10/15/34 .......................................................................... 212,000 204,964
Salesforce, Inc.
5.550%, due 3/15/36 ............................................................................ 154,000 153,947
ServiceNow, Inc.
5.400%, due 5/15/36 ............................................................................ 165,000 164,993
Synopsys, Inc.
5.150%, due 4/1/35 ............................................................................. 170,000 169,106
5.700%, due 4/1/55 ............................................................................. 125,000 121,330
2,233,226
Telecommunications — 0.5%
Core Scientific Finance I LLC
7.750%, due 5/15/31
(a)
.......................................................................... 48,000 48,710
T-Mobile USA, Inc.
3.500%, due 4/15/31 ............................................................................ 170,000 160,469
3.875%, due 4/15/30 ............................................................................ 125,000 121,149
5.000%, due 2/15/36 ............................................................................ 201,000 196,696
Verizon Communications, Inc.
1.750%, due 1/20/31 ............................................................................ 81,000 71,174
4.750%, due 1/15/33 ............................................................................ 199,000 195,972
794,170
Transportation — 0.5%
GXO Logistics, Inc.
2.650%, due 7/15/31 ............................................................................ 405,000 359,106
6.500%, due 5/6/34 ............................................................................. 183,000 191,993

Transamerica Bond Active ETF
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

Principal
Amount Value
Corporate Bonds (continued)
Transportation (continued)
United Parcel Service, Inc.
5.250%, due 5/14/35 ............................................................................ $ 199,000 $ 203,076
754,175
Total Corporate Bonds
(Cost $50,239,679) 50,122,100
Foreign Corporate Bonds — 10.4%
Agriculture — 0.7%
BAT Capital Corp. , ( United Kingdom )
4.540%, due 8/15/47 ............................................................................ 363,000 299,493
5.625%, due 8/15/35 ............................................................................ 392,000 404,129
Imperial Brands Finance PLC , ( United Kingdom )
4.875%, due 2/7/32
(a)
........................................................................... 350,000 347,884
1,051,506
Banks — 1.7%
Barclays PLC , ( United Kingdom )
5.207%, SOFR + 1.506%, due 2/24/37
(b)
........................................................ 600,000 584,535
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico , ( Mexico )
5.875%, US 5 Year CMT T-Note + 4.308%, due 9/13/34
(a)(b)
..................................... 600,000 590,952
Intesa Sanpaolo SpA , ( Italy )
8.248%, US 1 Year CMT T-Note + 4.400%, due 11/21/33
(a)(b)
..................................... 600,000 693,698
Uzbek Industrial and Construction Bank ATB , ( Uzbekistan )
8.950%, due 7/24/29
(a)
.......................................................................... 600,000 645,322
2,514,507
Biotechnology — 0.2%
CSL Finance PLC , ( Australia )
4.625%, due 4/27/42
(a)
.......................................................................... 302,000 267,282
Chemicals — 0.8%
OCP SA , ( Morocco )
6.750%, due 5/2/34
(a)
........................................................................... 600,000 630,691
Orbia Advance Corp. SAB de CV , ( Mexico )
6.800%, due 5/13/30
(a)
.......................................................................... 600,000 597,722
1,228,413
Commercial Services — 0.5%
Ashtead Capital, Inc. , ( United Kingdom )
5.550%, due 5/30/33
(a)
.......................................................................... 200,000 202,138
Element Fleet Management Corp. , ( Canada )
5.037%, due 3/25/30
(a)
.......................................................................... 445,000 447,615
Triton Container International, Ltd. / TAL International Container Corp. , ( Bermuda )
5.150%, due 2/15/33 ............................................................................ 99,000 97,296
747,049
Diversified Financial Services — 0.5%
Avolon Holdings Funding, Ltd. , ( Ireland )
5.750%, due 11/15/29
(a)
......................................................................... 474,000 484,811

Transamerica Bond Active ETF
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

Principal
Amount Value
Foreign Corporate Bonds (continued)
Diversified Financial Services (continued)
Mexico Remittances Funding Fiduciary Estate Management Sarl , ( Mexico )
12.500%, due 10/15/31
(a)
........................................................................ $ 200,000 $ 215,900
700,711
Electric — 0.7%
Chile Electricity Lux Mpc II Sarl , ( Chile )
5.580%, due 10/20/35
(a)
......................................................................... 195,501 198,748
Comision Federal de Electricidad , ( Mexico )
3.875%, due 7/26/33 ............................................................................ 600,000 520,069
Generadora de Gatun SA , ( Panama )
6.874%, due 9/30/44
(a)
.......................................................................... 200,000 206,708
Investment Energy Resources, Ltd. , ( Guatemala )
6.250%, due 4/26/29
(a)
.......................................................................... 200,000 197,121
1,122,646
Electronics — 0.2%
Tyco Electronics Group SA , ( Switzerland )
5.000%, due 5/9/35 ............................................................................. 331,000 328,987
Engineering & Construction — 0.3%
IHS Netherlands Holdco BV , ( Nigeria )
8.000%, due 9/18/27
(a)
.......................................................................... 240,616 240,968
Sitios Latinoamerica SAB de CV , ( Brazil )
6.000%, due 11/25/29
(a)
......................................................................... 200,000 204,312
445,280
Internet — 0.3%
Prosus NV , ( China )
4.027%, due 8/3/50
(a)
........................................................................... 600,000 420,937
Iron/Steel — 0.2%
Samarco Mineracao SA , ( Brazil )
9.500%, due 6/30/31 ............................................................................ 285,157 286,837
Mining — 0.6%
Glencore Funding LLC , ( Australia )
2.625%, due 9/23/31
(a)
.......................................................................... 256,000 228,643
5.200%, due 7/1/33
(a)
........................................................................... 200,000 200,199
PLS Group, Ltd. , ( Australia )
6.875%, due 5/1/31
(a)
........................................................................... 168,000 172,135
WE Soda Investments Holding PLC , ( Turkey )
9.375%, due 2/14/31 ............................................................................ 400,000 391,278
992,255
Oil & Gas — 1.3%
Ecopetrol SA , ( Colombia )
8.375%, due 1/19/36 ............................................................................ 306,000 331,630
Equinor ASA , ( Norway )
4.750%, due 11/14/35 ........................................................................... 474,000 461,906

Transamerica Bond Active ETF
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

Principal
Amount Value
Foreign Corporate Bonds (continued)
Oil & Gas (continued)
Petroleos Mexicanos , ( Mexico )
6.840%, due 1/23/30 ............................................................................ $ 279,000 $ 286,724
Saudi Arabian Oil Co. , ( Saudi Arabia )
5.000%, due 2/2/36
(a)
........................................................................... 300,000 293,676
TotalEnergies Capital USA LLC , ( France )
4.569%, due 1/13/33 ............................................................................ 338,000 331,497
YPF SA , ( Argentina )
9.500%, due 1/17/31
(a)
.......................................................................... 306,000 324,947
2,030,380
Pharmaceuticals — 0.2%
Bayer US Finance II LLC , ( Germany )
4.200%, due 7/15/34
(a)
.......................................................................... 177,000 164,435
5.500%, due 7/30/35
(a)
.......................................................................... 88,000 88,026
252,461
Pipelines — 0.7%
Enbridge, Inc. , ( Canada )
4.900%, due 6/20/30 ............................................................................ 142,000 142,512
5.450%, due 3/27/36 ............................................................................ 96,000 97,072
5.625%, due 4/5/34 ............................................................................. 353,000 363,767
Esentia Energy Development SAB de CV , ( Mexico )
6.125%, due 7/30/33
(a)
.......................................................................... 200,000 199,660
Greensaif Pipelines Bidco Sarl , ( Saudi Arabia )
5.853%, due 2/23/36
(a)
.......................................................................... 200,000 204,311
1,007,322
Real Estate — 0.3%
Port Of Spain Waterfront Development , ( Trinidad and Tobago )
7.875%, due 2/19/40
(a)
.......................................................................... 393,333 411,820
Retail — 0.2%
InRetail Consumer , ( Peru )
3.250%, due 3/22/28
(a)
.......................................................................... 300,000 289,297
Semiconductors — 0.4%
Kioxia Holdings Corp. , ( Japan )
6.625%, due 7/24/33
(a)
.......................................................................... 200,000 209,246
NXP BV / NXP Funding LLC / NXP USA, Inc. , ( Netherlands )
5.250%, due 8/19/35 ............................................................................ 367,000 367,253
576,499
Telecommunications — 0.1%
Vmed O2 UK Financing I PLC , ( United Kingdom )
4.750%, due 7/15/31
(a)
.......................................................................... 200,000 164,519
Transportation — 0.3%
MV24 Capital BV , ( Brazil )
6.748%, due 6/1/34
(a)
........................................................................... 403,260 401,585

Transamerica Bond Active ETF
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

Principal
Amount Value
Foreign Corporate Bonds (continued)
Trucking & Leasing — 0.2%
Avolon Holdings Funding, Ltd. , ( Ireland )
4.900%, due 10/10/30
(a)
......................................................................... $ 324,000 $ 321,305
Total Foreign Corporate Bonds
(Cost $15,555,678) 15,561,598
Mortgage-Backed Securities — 21.7%
Angel Oak Mortgage Trust
Series 2025-1, 5.691%, due 1/25/70
(a)(d)
......................................................... 219,436 220,167
BRAVO Residential Funding Trust
Series 2024-NQM7, 5.554%, due 10/27/64
(a)(d)
.................................................. 201,867 202,246
Series 2025-NQM3, 5.573%, due 3/25/65
(a)(d)
.................................................... 226,428 226,877
BRAVO Residential Funding Trust Series
Series 2026-NQM5, 5.360%, due 6/25/66
(a)(c)
.................................................... 600,798 599,933
COLT Mortgage Loan Trust
Series 2024-3, 6.393%, due 6/25/69
(a)(d)
......................................................... 71,710 72,197
Cross Mortgage Trust
Series 2025-H8, 5.003%, due 11/25/70
(a)(c)
...................................................... 679,895 674,495
Series 2026-NQM1, 4.699%, due 2/25/61
(a)(c)
.................................................... 655,445 646,455
Series 2026-NQM2, 4.833%, due 3/25/61
(a)(c)
.................................................... 629,261 622,476
Series 2026-NQM5, 5.094%, due 3/25/71
(a)(c)
.................................................... 787,253 781,644
Series 2026-NQM6, 5.268%, due 5/25/71
(a)(c)
.................................................... 726,955 724,358
Series 2026-NQM7, 5.458%, due 6/25/71
(a)(c)
.................................................... 797,340 795,774
CSMC Trust
Series 2020-RPL4, 2.000%, due 1/25/60
(a)(c)
..................................................... 1,379,669 1,241,712
Series 2021-RPL2, 1.115%, due 1/25/60
(a)(c)
..................................................... 274,004 231,171
Series 2021-RPL3, 2.000%, due 1/25/60
(a)(c)
..................................................... 527,834 466,824
GCAT Trust
Series 2025-NQM6, 4.935%, due 10/25/70
(a)(c)
.................................................. 841,241 832,689
Series 2026-NQM1, 4.789%, due 12/25/70
(a)(c)
.................................................. 475,810 469,392
Series 2026-NQM2, 5.449%, due 2/25/71
(a)(c)
.................................................... 973,199 972,176
Series 2026-NQM3, 0.000%, due 4/25/71
(a)(c)
.................................................... 753,282 751,312
Metlife Securitization Trust
Series 2019-1A, 3.750%, due 4/25/58
(a)(c)
........................................................ 80,004 79,170
Morgan Stanley Residential Mortgage Loan Trust
Series 2026-NQM2, 4.734%, due 1/26/71
(a)(c)
.................................................... 750,250 739,716
New Residential Mortgage Loan Trust
Series 2017-3A, 4.000%, due 4/25/57
(a)(c)
........................................................ 73,326 70,468
Series 2018-1, 4.000%, due 12/25/57
(a)(c)
........................................................ 46,699 45,282
Series 2018-RPL1, 3.500%, due 12/25/57
(a)(c)
................................................... 877,985 850,984
Series 2019-6, 3.500%, due 9/25/59
(a)(c)
......................................................... 123,315 115,464
OBX Trust
Series 2024-NQM14, 4.944%, due 9/25/64
(a)(d)
.................................................. 205,704 204,800
Series 2025-NQM13, 5.441%, due 5/25/65
(a)(c)
.................................................. 108,601 108,718
Series 2025-NQM2, 5.597%, due 11/25/64
(a)(d)
................................................... 129,221 129,566
Series 2026-NQM1, 4.846%, due 11/25/65
(a)(c)
................................................... 1,396,286 1,385,116

Transamerica Bond Active ETF
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

Principal
Amount Value
Mortgage-Backed Securities (continued)
OBX Trust (continued)
Series 2026-NQM3, 4.652%, due 1/25/66
(a)(c)
.................................................... $ 1,071,670 $ 1,056,074
Series 2026-NQM7, 5.220%, due 4/25/66
(a)(c)
.................................................... 384,670 382,809
Towd Point Mortgage Trust
Series 2015-5, 3.250%, due 7/25/58
(a)(c)
......................................................... 31,106 30,995
Series 2018-2, 3.250%, due 3/25/58
(a)(c)
......................................................... 243,467 242,472
Series 2019-1, 3.750%, due 3/25/58
(a)(c)
......................................................... 120,391 116,747
Series 2022-4, 3.750%, due 9/25/62
(a)
........................................................... 422,813 400,621
Series 2023-1, 3.750%, due 1/25/63
(a)
........................................................... 126,325 120,279
16,611,179
Diversified Financial Services — 10.6%
Fannie Mae or Freddie Mac
2.000%, due 7/1/56
(e)
........................................................................... 2,228,000 1,779,604
2.500%, due 7/1/55
(e)
........................................................................... 2,181,000 1,822,668
5.500%, due 7/1/56
(e)
........................................................................... 4,959,000 4,975,620
6.000%, due 7/1/56
(e)
........................................................................... 1,463,000 1,495,779
Fannie Mae Pool
2.500%, due 7/1/52 ............................................................................. 1,545,231 1,293,271
4.000%, due 11/1/54 ............................................................................ 1,260,846 1,179,804
5.500%, due 10/1/55 ............................................................................ 843,461 849,603
Freddie Mac Pool
5.000%, due 8/1/55 ............................................................................. 972,923 957,959
5.000%, due 5/1/56 ............................................................................. 1,481,687 1,457,045
15,811,353
Total Mortgage-Backed Securities
(Cost $32,526,699) 32,422,532
Sovereign — 2.0%
Foreign Government Obligations — 2.0%
Colombia Government International Bond , ( Colombia )
7.750%, due 11/7/36 ............................................................................ 600,000 655,350
Dominican Republic International Bond , ( Dominican Republic )
4.875%, due 9/23/32
(a)
.......................................................................... 350,000 333,147
Ecuador Government International Bond , ( Ecuador )
5.000%, due 7/31/40
(a)(d)
........................................................................ 306,000 256,817
Israel Government International Bond , ( Israel )
5.625%, due 2/19/35 ............................................................................ 200,000 204,705
Ivory Coast Government International Bond , ( Côte d'Ivoire )
8.250%, due 1/30/37
(a)
.......................................................................... 400,000 442,875
Mexico Government International Bond , ( Mexico )
6.875%, due 5/13/37 ............................................................................ 600,000 630,180
Republic of Uzbekistan International Bond , ( Uzbekistan )
3.900%, due 10/19/31
(a)
......................................................................... 200,000 186,047

Transamerica Bond Active ETF
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

Principal
Amount Value
Sovereign (continued)
Foreign Government Obligations (continued)
Romanian Government International Bond , ( Romania )
7.500%, due 2/10/37 ............................................................................ $ 328,000 $ 354,877
3,063,998
Total Sovereign
(Cost $3,002,951) 3,063,998
U.S. Treasury Obligations — 15.5%
United States Treasury Bonds
1.125%, due 5/15/40 ............................................................................ 500,500 316,889
1.250%, due 5/15/50 ............................................................................ 1,222,000 581,810
1.375%, due 11/15/40 ........................................................................... 568,000 367,392
1.625%, due 11/15/50 ........................................................................... 1,162,000 607,644
1.875%, due 2/15/41 ............................................................................ 257,600 178,816
1.875%, due 2/15/51 ............................................................................ 1,562,000 868,588
1.875%, due 11/15/51 ........................................................................... 778,000 427,718
2.000%, due 2/15/50 ............................................................................ 1,107,000 645,346
2.250%, due 5/15/41 ............................................................................ 256,800 187,293
2.375%, due 2/15/42 ............................................................................ 495,000 361,186
2.500%, due 2/15/45 ............................................................................ 1,083,000 759,877
2.500%, due 5/15/46 ............................................................................ 1,063,000 730,460
2.750%, due 8/15/42 ............................................................................ 568,000 434,076
2.750%, due 8/15/47 ............................................................................ 95,000 67,190
2.875%, due 8/15/45 ............................................................................ 1,330,000 987,317
2.875%, due 11/15/46 ........................................................................... 1,037,000 757,739
2.875%, due 5/15/49 ............................................................................ 696,000 494,432
3.000%, due 11/15/45 ........................................................................... 1,012,000 764,495
4.000%, due 11/15/52 ........................................................................... 80,000 68,462
4.250%, due 8/15/54 ............................................................................ 709,500 633,589
4.625%, due 11/15/45 ........................................................................... 433,000 415,951
4.625%, due 2/15/46 ............................................................................ 1,409,000 1,352,860
4.625%, due 2/15/55 ............................................................................ 772,000 733,792
4.625%, due 11/15/55 ........................................................................... 805,000 765,945
4.750%, due 5/15/55 ............................................................................ 244,000 236,728
4.750%, due 8/15/55 ............................................................................ 648,000 628,838
4.750%, due 2/15/56 ............................................................................ 1,238,000 1,202,891
5.000%, due 5/15/45 ............................................................................ 521,000 525,579
United States Treasury Inflation Indexed Bonds
1.500%, due 2/15/53 ............................................................................ 293,000 249,633
United States Treasury Inflation Indexed Notes
0.125%, due 7/15/30 ............................................................................ 223,000 270,701
1.875%, due 1/15/36 ............................................................................ 184,000 183,188
United States Treasury Notes
2.750%, due 8/15/32 ............................................................................ 63,000 57,869
2.875%, due 5/15/32 ............................................................................ 331,000 307,352
3.625%, due 5/31/28 ............................................................................ 1,635,000 1,619,033
3.875%, due 3/31/28 ............................................................................ 539,600 537,007

Transamerica Bond Active ETF
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

Principal
Amount Value
U.S. Treasury Obligations (continued)
United States Treasury Notes (continued)
3.875%, due 8/15/33 ............................................................................ $ 741,000 $ 720,666
4.125%, due 7/31/28 ............................................................................ 1,488,000 1,487,070
4.125%, due 7/31/31 ............................................................................ 215,000 214,131
4.125%, due 11/15/32 ........................................................................... 457,000 452,983
4.125%, due 4/30/33 ............................................................................ 505,500 500,050
4.375%, due 5/15/36 ............................................................................ 449,000 446,650
23,149,236
Total U.S. Treasury Obligations
(Cost $23,354,979) 23,149,236
Commercial Paper — 3.1%
Anglesea Funding PLC
3.998%
(f)
, due 7/6/26 ............................................................................ 2,000,000 1,998,780
Bedford Row Fund
4.004%
(f)
, due 7/24/26 .......................................................................... 1,300,000 1,296,764
DNB Bank ASA
3.948%
(f)
, due 7/14/26 .......................................................................... 1,300,000 1,298,183
4,593,727
Total Commercial Paper
(Cost $4,593,808) 4,593,727
U.S. Treasury Bills — 3.8%
United States Treasury Bill
3.676%
(f)
, due 8/27/26 .......................................................................... 1,754,000 1,743,819
3.694%
(f)
, due 8/13/26 .......................................................................... 576,000 573,494
3.694%
(f)
, due 9/1/26 ............................................................................ 1,784,000 1,772,840
3.776%
(f)
, due 9/24/26 .......................................................................... 1,607,500 1,593,641
5,683,794
Total U.S. Treasury Bills
(Cost $5,683,882) 5,683,794
Shares
Money Market Funds — 0.0%
(g)
Dreyfus Government Cash Management, Institutional Shares, 3.54%
(f)
(Cost $71,314) ................................................................................... 71,314 71,314
Total Investments — 105.7%
(Cost $158,493,721) 158,085,804
Other Assets and Liabilities,
Net — (5.7)% (8,608,422)
Net Assets — 100.0% $ 149,477,382

Transamerica Bond Active ETF
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:
Investment Valuation
The Trust has been designated as each Fund's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by each Fund's Board of Trustees (“Board”). The net asset value of each Fund is computed as of the official close of the NYSE each day the NYSE is open for business.
The Trust utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1 – Unadjusted quoted prices in active markets for identical securities.
Level 2 – Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include each Trust’s own assumptions used in determining the fair value of each Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest
Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised
(a) Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the total value of 144A Securities is $66,454,606, representing 44.5% of the fund's net assets.
(b) Floating or variable rate security. The rate disclosed is as of June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description.
(c) Adjustable rate security with an interest rate that is not based on a published reference index and spread.  The rate is based on the structure of the agreement and current market conditions.
(d) Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of June 30, 2026; the maturity date disclosed is the ultimate maturity date.
(e) When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after June 30, 2026.
Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(f) Rate disclosed reflects the yield at June 30, 2026.
(g) Percentage rounds to less than 0.01% or (0.01)%.
PORTFOLIO ABBREVIATION(S):
CMT : Constant Maturity Treasury Index
PLC : Public Limited Company
SOFR : Secured Overnight Financing Rate
Futures Contracts
Contract Description Currency
Number of
Contracts
Notional
Amount ($)
Contract
Value ($)
Expiration
Date
Unrealized
Depreciation ($)
2-Year U.S. Treasury Notes USD 30 6,184,376 6,183,984 9/30/2026 (392)
5-Year U.S. Treasury Notes USD 23 2,467,158 2,462,078 9/30/2026 (5,080)
Total unrealized depreciation (5,472)

Transamerica Bond Active ETF
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
There were no transfers in or out of Level 3 for the period ended June 30, 2026.
The following is a summary of the valuations as of June 30, 2026 for the Fund based upon three levels defined above:
Transamerica Bond Active ETF
Assets Level 1 Level 2 Level 3 Total
Asset-Backed Securities .......................... $ — $ 14,882,665 $ — $ 14,882,665
Collateralized Loan Obligations ..................... — 3,819,507 — 3,819,507
Commercial Mortgage-Backed Securities ............. — 4,715,333 — 4,715,333
Corporate Bonds ................................ — 50,122,100 — 50,122,100
Foreign Corporate Bonds .......................... — 15,561,598 — 15,561,598
Mortgage-Backed Securities ....................... — 32,422,532 — 32,422,532
Sovereign ...................................... — 3,063,998 — 3,063,998
U.S. Treasury Obligations ......................... — 23,149,236 — 23,149,236
Commercial Paper ............................... — 4,593,727 — 4,593,727
Money Market Funds ............................. 71,314 — — 71,314
U.S. Treasury Bills ............................... — 5,683,794 — 5,683,794
Total ............................................ $ 71,314 $ 158,014,490 $ — $ 158,085,804
Liabilities
Other Financial Instruments:
(a)
Futures Contracts ................................ (5,472) — — (5,472)
TOTAL .......................................... 65,842 158,014,490 — 158,080,332
(a)
Reflects the unrealized appreciation (depreciation) of the instruments.